Background, Organization and Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Average basic shares (in shares)	54,245,000	49,419,000	47,965,000
Effect of dilutive securities:
Management Incentive Plan shares (in shares)	12,000	25,000	8,000
Restricted stock units (in shares)	55,000	32,000	18,000
Average diluted shares (in shares)	54,312,000	49,476,000	47,991,000
Number of performance share units granted (in shares)	46,000	23,000	7,000